Changes in accounting policies - Leases Reconciliation (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Initially applied IFRSs
Future minimum lease payments under non-cancellable operating leases at December 31, 2018		€ 4,000
Lease liability	€ 5,648
Increase (decrease) due to application of IFRS 16
Initially applied IFRSs
- Recognition of the shares of leases related to followers		2,000
- Effect of discounting		(1,500)
- Extension options		1,200
- Other changes		100
Lease liability		5,800
After initial application
Initially applied IFRSs
Lease liability		€ 5,811